Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties

33. Related parties

Relationship and transactions with entities with control of, or significant influence over, Galapagos

Gilead

Gilead exercises significant influence over us as from the equity subscription on August 23, 2019. As a result of the equity subscription we received a transparency notification from Gilead on August 28, 2019 confirming they held 22.04% of the then issued and outstanding shares of Galapagos.

By exercising Warrant A on November 6, 2019 Gilead increased its ownership in Galapagos to 25.10% of the then outstanding shares. Gilead further increased its ownership to 25.84% at December 31, 2019. Gilead’s ownership then diluted to 25.35% at December 31, 2023 and at December 31, 2024 and at December 31, 2025, due to one capital increase resulting from the exercise of subscription rights under employee subscription right plans in the course of 2023.

The presumption of significant influence is also confirmed by the fact that Gilead has the right, for as long as it holds more than 20% of Galapagos’ share capital, to appoint two Investor Board Designees to Galapagos’ Board of Directors, out of a total of eight.

The following table details our relation with Gilead:

	December 31,
	2025	2024	2023

	(Euro, in thousands)

Trade and other receivables (1)	€3,833	€2,268	€5,198
Trade and other payables	—	—	585

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)

Revenues recognized related to the performance obligation for the drug discovery platform	€1,068,967	€230,182	€230,242
Revenues recognized related to the filgotinib performance obligation (2)	—	26,041	429,439
Royalty income related to the commercialization of filgotinib	12,177	10,604	9,466
Cost reimbursements related to the development of GLPG1690 (3)	—	128	299
Cross charges from and to Gilead relating to filgotinib (4)	€36	€—	€3,643

(1) Consisting on December 31, 2025 mainly of a royalties receivable of €3.8 million, consisting on December 31, 2024 of a royalties receivable of €2.2 million, consisting on December 31, 2023 of €2.5 million of filgotinib development cost sharing receivables and €2.4 million royalties receivables.

(2) Upfront and milestone payments recognized in accordance with the percentage of completion of the underlying obligation.

(3) Shown as decrease of research and development expenditure.

(4) Net amount shown as an (increase)/decrease of research and development expenditure.

As at December 31, 2023 we had two outstanding performance obligations under IFRS 15 towards Gilead, being the performance obligation related to our drug discovery platform and the performance obligation relating to filgotinib before its transfer to Alfasigma on January 31, 2024, following the closing of the transaction for the transfer of the Jyseleca® business. The remaining deferred income for the performance obligation relating to filgotinib, amounting to €26.3 million at December 31, 2023, was recognized in revenue in 2024. It was assessed based on the intention to wind down our cell therapy activities and the facts and circumstances on December 31, 2025, that the deferred income balance for the drug discovery platform is no longer justified in the IFRS consolidated financial statements for the year ended December 31, 2025, leading to full recognition of the deferred income at December 31, 2024, as revenue. For the avoidance of doubt, the OLCA remains in effect.

A detailed explanation of our transactions with Gilead in 2023, 2024 and 2025 can be found in the section of this annual report titled “Item 4 – Information on the Company”, subsection “Collaborations”.

There are no other shareholders or other entities who, solely or jointly, control us or exercise significant influence over us.

Relationship and transactions with subsidiaries

Please see note 34 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of Galapagos NV.

Relationship and transactions with key management personnel

Our key management personnel consists of the members of the Executive Committee and members of the Board of Directors. All amounts mentioned in this section are based on expenses recognized in the financial statements for the relevant financial year.

Remuneration of key management personnel

On December 31, 2025, our Executive Committee had four members: Mr. Henry Gosebruch, Mr. Aaron Cox, Mr. Fred Blakeslee and Ms. Annelies Missotten (whose mandate ended December 31, 2025). They provided their services to us on a full-time basis.

On December 31, 2025, our Board of Directors consisted of eight members: Mr. Jérôme Contamine, Mr. Devang Bhuva, Mr. Henry Gosebruch, Ms. Jane Griffiths, Dr. Linda Higgins, Dr. Neil Johnston, Mr. Oleg Nodelman, and Ms. Dawn Svoronos.

On October 6, 2024, the Board of Directors appointed Mr. Oleg Nodelman by way of co-optation as Non-Executive Non-Independent Director, effective as of October 7, 2024, replacing Mr. Dan G. Baker who stepped down on October 6, 2024. The AGM of April 29, 2025 confirmed the appointment by way of co-optation of Mr. Oleg Nodelman as Non-Executive Non-Independent Director, for a term of four years until the AGM to be held in 2029.

On May 12, 2025, the Board of Directors appointed Mr. Henry Gosebruch by way of co-optation as Executive Director and as Chief Executive Officer of Galapagos, effective immediately, replacing Stoffels IMC BV, permanently represented by Dr. Paul Stoffels. Jérôme Contamine succeeded Stoffels IMC BV as Chair of the Board of Directors.

The CEO will only be remunerated for the performance of its executive function as CEO and is not entitled to any additional remuneration for its mandates of Chair or member of the Board of Directors or of any Committee.

On July 22, 2025, the Board of Directors appointed Ms. Jane Griffiths and Ms. Dawn Svoronos by way of co-optation as Non-Executive Independent Directors, replacing Mr. Peter Guenter and Mr. Simon Sturge effective as of July 28, 2025.

On September 13, 2025, the Board appointed Dr. Neil Johnston by way of co-optation as Non-Executive Independent Director, replacing Dr. Elisabeth Svanberg effective as of November 1, 2025.

On October 20, 2025, the Board appointed Mr. Devang Bhuva by way of co-optation as Non-Executive Non-Independent Director, replacing Mr. Andrew Dickinson effective as of November 1, 2025.

On February 9, 2026, the Board appointed Mr. Paulo Fontoura by way of co-optation as Non-Executive Independent Director, effective as of February 9, 2026, replacing Dr. Susanne Schaffert who stepped down on November 1, 2025.

All aforementioned appointments will be submitted to the confirmation by the Company’s AGM which will be held on April 28, 2026.

Effective from January 1, 2020, we no longer grant any subscription rights to members of the Board of Directors, taking into account the stricter rules of the BCCA and 2020 Code. Prior to 2020, Board members were granted subscription rights.

The remuneration package of the members of key management personnel comprises:

	Year ended December 31,
	2025	2024	2023
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits to executive Committee members as a group (1)	€3,762	€3,279	€3,902
Board fees for members of the Board of Directors	791	859	749
Post-employment benefits (2)	216	186	209
Severance package (3)	1,520	—	3,150
Subscription rights granted in the year
Number of subscription rights granted in the year to Executive Committee members as a group	1,510,000	185,000	325,000
Total cost to be recognized for subscription rights granted in the year under IFRS 2	€15,275	€1,765	€5,163
Number of RSUs granted in the year
Total number of RSUs granted in the year to Executive Committee members as a group (1)(4)	429,924	299,516	331,066

(1)	Stoffels IMC BV, permanently represented by Dr. Paul Stoffels was Chief Executive Officer and Executive Committee member until May 12, 2025, Thad Huston was CFO and Executive Committee member until July 31, 2025, Valeria Cnossen was General Counsel and Executive Committee member until October 16, 2025 and Annelies Missotten was Executive Committee member until December 31, 2025. Henry Gosebruch is CEO and Executive Committee member as of May 12, 2025, Aaron Cox is CFO and Executive Committee member as of July 7, 2025 and Fred Blakeslee is General Counsel and Executive Committee member as of October 16, 2025. Their (prorated) remuneration and benefits are included in the overview for the financial year 2025.
(2)	Only Executive Committee members receive post-employment benefits.
(3)	For 2025, we disclose the termination package of Mr. Thad Huston, Stoffels IMC BV, Valeria Cnossen and Annelies Missotten. Reference is made to “Item 6.B.—Compensation”. The end date of Annelies Missotten as member of the Executive Committee is December 31, 2025. These severance payments occurred in the financial year 2026, hence these have not been accounted for in the FY25 financial statements.
(4)	This is the sum of the RSUs awarded during the respective financial year. Only certain Executive Committee members were awarded RSUs.

OTHER

No loans, quasi-loans or other guarantees were given by us or any of our subsidiaries to members of the Board of Directors and of the Executive Committee. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise or termination of their mandates as members of the Executive Committee and the Board of Directors.